Repurchase Transactions - Summary of Repo Transactions and Reverse Repurchase Transactions (Detail) - ARS ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of repurchase transactions [Abstract]
Debtors for Reverse Repurchase Transactions of Government Securities	$ 0	$ 2,743,998,556
Interest Accrued Receivable for Reverse Repurchase Transactions	0	22,553,398
Total Repurchase Transactions—Assets	0	2,766,551,954
Creditors for Repurchase Transactions of Government Securities	422,274,660	54,824,818
Interest Accrued Payable for Repurchase Transactions	820,550	371,368
Total Repurchase Transactions—Liabilities	$ 423,095,210	$ 55,196,186